SCHEDULE OF CHANGES IN THE NUMBER OF ISSUED SHARES OF SHARE CAPITAL (Details) - JPY (¥) ¥ in Thousands, shares in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Equity [Abstract]
Balance, shares	21,652,110	20,374,500	20,374,500	20,374,500
Issuance of capital shares		¥ 473,190	¥ 1,277,610
Balance, shares	21,652,110	20,847,690	21,652,110	20,374,500